Derivatives and hedge accounting - Hedged items included in a fair value hedging relationship (Details) - Interest rate risk - Fair value hedges - Derivatives - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about hedged items [line items]
Hedged item, assets	€ 24,794	€ 21,821
Hedged item, liabilities	76,199	70,469
Accumulated fair value hedge adjustment remaining in statement of financial position for hedged item that ceased to be adjusted for hedging gains and losses, assets	261	372
Accumulated fair value hedge adjustment remaining in statement of financial position for hedged item that ceased to be adjusted for hedging gains and losses, liabilities	(2)	8
Change in fair value used for measuring ineffectiveness for the period	5,563	1,330
Change in fair value hedging instruments	(5,928)	(1,317)
Hedge ineffectiveness recognised in the statement of profit or loss gain (+) / loss (-)	(365)	13
Carrying amount net investment hedge reserve at the end of the reporting period	(208)	767
Accumulated fair value hedge adjustment on hedged item included in carrying amount, liabilities	(7,468)	1,621
Debt securities
Disclosure of detailed information about hedged items [line items]
Hedged item, liabilities	61,449	53,756
Accumulated fair value hedge adjustment remaining in statement of financial position for hedged item that ceased to be adjusted for hedging gains and losses, liabilities	(6,122)	1,498
Change in fair value used for measuring ineffectiveness for the period	7,658	1,923
Debt securities | Financial assets at FVOCI
Disclosure of detailed information about hedged items [line items]
Hedged item, assets	19,816	17,307
Change in fair value used for measuring ineffectiveness for the period	(2,798)	(798)
Debt securities | Financial assets at amortised cost
Disclosure of detailed information about hedged items [line items]
Hedged item, assets	4,098	3,458
Accumulated fair value hedge adjustment remaining in statement of financial position for hedged item that ceased to be adjusted for hedging gains and losses, assets	(448)	301
Change in fair value used for measuring ineffectiveness for the period	(678)	(165)
Loans | Financial assets at FVOCI
Disclosure of detailed information about hedged items [line items]
Change in fair value used for measuring ineffectiveness for the period
Loans and advances to customers
Disclosure of detailed information about hedged items [line items]
Hedged item, assets	879	1,056
Accumulated fair value hedge adjustment remaining in statement of financial position for hedged item that ceased to be adjusted for hedging gains and losses, assets	(20)	93
Change in fair value used for measuring ineffectiveness for the period	(90)	(42)
Subordinated loans
Disclosure of detailed information about hedged items [line items]
Hedged item, liabilities	14,750	16,713
Accumulated fair value hedge adjustment remaining in statement of financial position for hedged item that ceased to be adjusted for hedging gains and losses, liabilities	(1,344)	115
Change in fair value used for measuring ineffectiveness for the period	1,470	414
Amounts due to banks
Disclosure of detailed information about hedged items [line items]
Hedged item, liabilities
Change in fair value used for measuring ineffectiveness for the period
Funds on deposit
Disclosure of detailed information about hedged items [line items]
Change in fair value used for measuring ineffectiveness for the period	€ 2	€ (2)